Commitments and Contingencies	6 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 11 – Commitments and contingencies

Contingencies

From time to time, we may be subject to legal or administrative proceedings, investigations and claims arising in the ordinary course of our business. In addition, following recent volatility in the market for our Ordinary Shares in early to mid 2025, the Company received correspondence and a subpoena from the U.S. Department of Justice (“DOJ”), indicating that the DOJ is conducting an investigation into the trading in our Ordinary Shares. The DOJ has requested the production of documents and communications concerning these and other corporate operational, financial and accounting matters. We are cooperating with this investigation, but we cannot predict its ultimate resolution. We expect to continue to incur significant legal costs and other expenses in connection with responding to the investigation.

In addition, on April 24, 2026, a single shareholder filed a putative class action complaint against the Company and certain of its directors and/or officers asserting claims under the Exchange Act related to the Company’s statements concerning the volatility in the market for our Ordinary Shares. The case is pending in the U.S. District Court for the District of Maryland and is in preliminary stages. The Company believes these claims are without merit and intends to vigorously defend against them.

While we are not currently subject to any legal or administrative proceedings other than the litigation noted above, it is possible that government investigations, including the pending investigation in which we are involved, and related legal and administrative proceedings in the future, if any, could result in the institution of administrative, injunctive, or other proceedings against us and/or our directors, officers, or employees or the imposition of fines, suspension, or other remedies and sanctions. Because the outcome of any complex litigation is inherently uncertain, it is possible that we may be required to pay fines, penalties, damages or settlement costs in excess of our insurance coverage, if any, related to the investigation. Any such material costs and expenses or injunctive relief could have a material adverse effect on our financial condition and results of operations. Since the investigation and proceedings are at preliminary stage, the Company cannot predict the ultimate resolution might have on the Company’s financial position, results of operations or liquidity, the Company has not established any provision for losses relating to this matter.